Schedule of Changes in Deferred Revenue from Contract Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 6,020		$ 4,492		$ 4,492		$ 4,067
Deferral of revenue	3,931	[1]	4,579	[1]	6,266	[2]	5,004	[2]
Recognition of unearned revenue	(3,619)	[3]	(3,514)	[3]	(4,738)		(4,579)
Ending Balance	$ 6,332		$ 5,557		$ 6,020		$ 4,492

[1]	Deferral of revenue includes $3,736 and $3,818 in 2024 and 2023, respectively, resulting from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed.
[2]	Deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed. Also includes up-front payment incurred in connection with signing of the Regeneron Services Agreement in August 2023 (see Note 15 below).
[3]	Recognition of unearned revenue includes $2,271 and $2,274 that was included in the beginning deferred revenue balance at January 1, 2024 and 2023, respectively.